Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Share-based Payment Arrangement, Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	501,494	248,505	6,960	248,505
Stock Options, Treasury Stock Method [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	135,776	91,081	630,310	91,081
PSUs and RSUs [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	97,991	77,441	0	77,441